Note 6 - Accrued Interest Receivable	12 Months Ended
Dec. 31, 2014
Accrued Interest Receivable [Abstract]
Accrued Interest Receivable [Text Block]

NOTE 6 Accrued Interest Receivable

Accrued interest receivable at December 31 is summarized as follows:

(Dollars in thousands)	2014	2013
Securities available for sale	$348	338
Loans receivable	1,365	1,615
	$1,713	1,953